AUDITOR'S REMUNERATION	12 Months Ended
Dec. 31, 2024
AUDITOR'S REMUNERATION
AUDITOR'S REMUNERATION	9.AUDITOR’S REMUNERATION

	2024	2023	2022
	$’000	$’000	$’000
In relation to statutory audit services	326	341	383
Total auditor’s remuneration	326	341	383